UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment |_|; Amendment Number: ______
  This Amendment (Check only one.):     |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tennenbaum Capital Partners, LLC
Address:   2951 28th Street, Suite 1000
           Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

      /s/ Hugh Steven Wilson       Santa Monica, California    November 14, 2007
      --------------------------   --------------------------  -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: $1,916,636
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
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                                                       VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
--------------             --------------     -----   ---------   -------    ---  ----  ----------  --------  --------  ------ ----
ADVANCED MEDICAL
  OPTICS INC               NOTE 2.500% 7/1  00763MAG3     4,740   5,000,000  PR         SOLE                  5,000,000
ADVANCED MEDICAL
  OPTICS INC               NOTE 3.250% 8/0  00763MAK4    17,938  21,100,000  PR         SOLE                 21,100,000
ALCAN INC                  COM              013716105   142,864   1,427,500  SH         SOLE                  1,427,500
BJ SVCS CO                 COM              055482103    14,603     550,000  SH   CALL  SOLE                    550,000
BOOKHAM INC                COM              09856E105    12,194   4,566,950  SH         SOLE                  4,566,950
CATALINA MARKETING CORP    COM              148867104    43,911   1,355,700  SH         SOLE                  1,355,700
CDW CORP                   COM              12512N105    38,891     446,000  SH         SOLE                    446,000
CHECKFREE CORP NEW         COM              162813109    12,347     265,300  SH         SOLE                    265,300
CIBER INC                  SDCV 2.875%12/1  17163BAB8    39,334  41,036,000  PR         SOLE                 41,036,000
CONEXANT SYSTEMS INC       NOTE 4.000% 3/0  207142AH3    35,035  42,300,000  PR         SOLE                 42,300,000
CONSECO INC                DBCV 3.500% 9/3  208464BH9    48,170  52,787,000  PR         SOLE                 52,787,000
CREDENCE SYS CORP          NOTE 3.500% 5/1  225302AG3     4,965   5,400,000  PR         SOLE                  5,400,000
CYTYC CORP                 COM              232946103    48,751   1,023,100  SH         SOLE                  1,023,100
DJO INCORPORATED           COM              23325G104    49,041     998,800  SH         SOLE                    998,800
EMPLOYERS HOLDINGS INC     COM              292218104    12,366     600,000  SH         SOLE                    600,000
FINISAR                    NOTE 5.250%10/1  31787AAC5    34,363  34,974,000  PR         SOLE                 34,974,000
FLEETWOOD ENTERPRISES
  INC                      COM              339099103    26,902   3,146,400  SH         SOLE                  3,146,400
FLORIDA ROCK INDS INC      COM              341140101    63,015   1,008,400  SH         SOLE                  1,008,400
FREMONT GEN CORP           COM              357288109     1,365     350,000  SH         SOLE                    350,000
HARMAN INTL INDS INC       COM              413086109    60,426     698,400  SH         SOLE                    698,400
HILTON HOTELS CORP         COM              432848109   126,383   2,718,500  SH         SOLE                  2,718,500
INCYTE CORP                NOTE 3.500% 2/1  45337CAF9    31,668  34,450,000  PR         SOLE                 34,450,000
IVAX CORP                  4.500% - 5/1     465823AG7    15,799  15,328,000  PR         SOLE                 15,328,000
LYONDELL CHEMICAL CO       COM              552078107    83,442   1,800,250  SH         SOLE                  1,800,250
MGI PHARMA INC             NOTE 1.682% 3/0  552880AB2    14,813  20,000,000  PR         SOLE                 20,000,000
MIDWAY GAMES INC           NOTE 6.000% 9/3  598148AB0    20,003  21,500,000  PR         SOLE                 21,500,000
MIRANT CORP NEW            COM              60467R100    68,671   1,688,068  SH         SOLE                  1,688,068
NABORS INDS INC            NOTE 0.940% 5/1  629568AP1    85,712  89,252,000  PR         SOLE                 89,252,000
ON SEMICONDUCTOR CORP      NOTE 4/1         682189AE5    56,619  41,500,000  PR         SOLE                 41,500,000
OSI PHARMACEUTICALS INC    NOTE 3.250% 9/0  671040AD5    35,999  36,500,000  PR         SOLE                 36,500,000
OWENS CORNING NEW          COM              690742101   122,837   4,903,690  SH         SOLE                  4,903,690
PEMCO AVIATION INC         COM              706444106     2,554     621,445  SH         SOLE                    621,445
PRIDE INTL INC DEL         NOTE 3.250% 5/0  74153QAD4    67,791  46,500,000  PR         SOLE                 46,500,000
QUANTUM CORP               NOTE 4.375% 8/0  747906AE5    44,241  44,653,000  PR         SOLE                 44,653,000
REALNETWORKS INC           NOTE 7/0         75605LAB0    24,051  24,235,000  PR         SOLE                 24,235,000
SFBC INTL INC              NOTE 2.250% 8/1  784121AB1    17,062  17,200,000  PR         SOLE                 17,200,000
SIERRA HEALTH SVCS INC     COM              826322109    45,417   1,076,489  SH         SOLE                  1,076,489
STAGE STORES INC           COM NEW          85254C305    31,857   1,747,500  SH         SOLE                  1,747,500
TEVA PHARMACEUTICAL
  FIN CO B                 NOTE 1.750% 2/0  88165FAA0    23,422  22,200,000  PR         SOLE                 22,200,000
TRIBUNE CO NEW             COM              896047107     2,732     100,000  SH         SOLE                    100,000
TXU CORP                   COM              873168108    38,487     562,100  SH         SOLE                    562,100
UTSTARCOM INC              NOTE 0.875% 3/0  918076AB6   105,893  109,074,000 PR         SOLE                 109,074,000
VALEANT PHARMACEUTICALS
  INTL                     NOTE 3.000% 8/1  91911XAB0    28,667  31,100,000  PR         SOLE                 31,100,000
WCI CMNTYS INC             NOTE 4.000% 8/1  92923CAK0    28,198  31,862,000  PR         SOLE                 31,862,000
WILLIAMS SCOTSMAN
  INTL INC                 COM              96950G102    23,404     844,600  SH         SOLE                    844,600
YAHOO INC                  FRNT 4/0         984332AB2    59,693  45,000,000  PR         SOLE                 45,000,000
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